NEW COVENANT FUNDS

New Covenant Income Fund
New Covenant Balanced Income Fund
(the "Funds")

Supplement Dated June 5, 2020
to the Prospectus, dated October 31, 2019, as restated on March 18, 2020 (the "Prospectus")
and Statement of Additional Information, dated October 31, 2019, as amended on
December 18, 2019 and December 20, 2019 (the "SAI")

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 5, 2020, Erin Garrett no longer serves as a portfolio manager to the Funds. As such, all references to "Erin Garrett" are hereby deleted.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1278 (6/20)